UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08876

Investment Company Act File Number

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Senior Debt Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 123.5%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.1%
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		944	$853,346
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		1,286	1,029,025
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		38,740	32,251,393
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		47,595	46,600,572
Term Loan, 3.75%, Maturing June 4, 2021		15,957	15,511,528

			$96,245,864

Automotive — 3.8%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020		9,726	$9,726,063
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017		14,410	14,351,823
Term Loan, 3.25%, Maturing December 31, 2018		27,953	27,781,611
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		6,600	6,335,520
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		13,474	13,330,506
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		36,524	29,515,635
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019		16,125	16,162,797
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021		4,095	3,951,675
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		19,664	18,960,243
Schaeffler AG
Term Loan, 4.25%, Maturing May 15, 2020		2,581	2,587,758
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	6,933	7,416,239
Term Loan, 4.50%, Maturing June 30, 2022		10,349	10,077,400
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		15,504	14,883,697

			$175,080,967

Beverage and Tobacco — 0.2%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		6,076	$5,506,667
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		2,000	1,750,000

			$7,256,667

Brokerage/Securities Dealers/Investment Houses — 0.3%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022		2,786	$2,765,105
Term Loan - Second Lien, 9.75%, Maturing March 3, 2023		3,800	3,591,000
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021		6,821	6,616,491

			$12,972,596

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Building and Development — 3.1%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	9,260	$9,182,414
Auction.com, LLC
Term Loan, 6.00%, Maturing May 8, 2022	8,709	8,632,982
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019	1,581	1,580,207
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	10,026	9,424,584
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	6,965	6,787,971
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	47,354	42,776,791
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022	1,667	1,666,625
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	12,147	11,969,775
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	11,454	11,376,858
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	2,211	2,205,000
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	13,264	13,098,213
Realogy Corporation
Term Loan, 4.86%, Maturing October 10, 2016	138	135,921
Term Loan, 3.75%, Maturing March 5, 2020	18,021	17,934,994
Summit Materials Companies I, LLC
Term Loan, 4.25%, Maturing July 17, 2022	5,348	5,276,818
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	2,310	2,248,243

		$144,297,396

Business Equipment and Services — 9.2%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	15,555	$14,855,166
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022	9,327	9,268,334
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	12,116	10,238,020
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	5,814	4,970,997
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	2,696	2,507,034
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	13,026	12,738,295
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	5,606	4,919,107
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019	13,180	12,916,379
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	2,338	2,314,868
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	15,511	11,323,000
Education Management, LLC
Revolving Loan, 2.09%, Maturing March 31, 2019(3)(4)	5,858	2,615,080
Term Loan, 5.50%, Maturing July 2, 2020(3)	3,491	1,605,072
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020(3)	6,213	1,534,665
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019	50,200	48,809,380
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	8,186	8,067,088

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		9,680	$9,486,547
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,728	2,599,813
Term Loan, 4.00%, Maturing November 6, 2020		15,389	14,667,267
Term Loan, 4.75%, Maturing November 6, 2020	CAD	5,831	3,949,005
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		14,419	14,328,410
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		16,631	16,360,684
Term Loan, 3.75%, Maturing March 17, 2021	EUR	5,237	5,663,380
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		12,179	12,171,089
ION Trading Finance Limited
Term Loan, 4.25%, Maturing June 10, 2021		4,090	3,977,282
Term Loan, 4.50%, Maturing June 10, 2021	EUR	10,271	11,108,658
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		8,210	8,200,222
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		35,328	34,798,394
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		14,950	14,865,642
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		16,439	13,973,114
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		2,702	2,620,753
Term Loan, 4.50%, Maturing April 11, 2022		9,801	9,212,881
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		7,944	7,904,058
RCS Capital Corporation
DIP Loan, Maturing February 2, 2017(2)		6,200	6,138,000
Term Loan, 7.50%, Maturing April 29, 2019(3)		19,794	13,855,990
Term Loan - Second Lien, 11.50%, Maturing April 29, 2021(3)		5,866	1,012,447
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		5,304	5,118,024
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		3,500	3,430,000
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		23,387	23,255,196
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		5,155	5,077,486
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		11,683	11,332,743
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		530	514,876
Term Loan, 4.25%, Maturing May 14, 2022		3,027	2,939,981
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		15,833	15,564,959

			$422,809,386

Cable and Satellite Television — 2.4%
Altice US Finance I Corporation
Term Loan, 4.25%, Maturing December 14, 2022		10,128	$9,963,219
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		5,339	5,279,149
Neptune Finco Corp.
Term Loan, 5.00%, Maturing October 9, 2022		26,700	26,692,578
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 30, 2023		38,699	37,954,721
Term Loan, 4.25%, Maturing June 30, 2023	GBP	4,450	6,232,615

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	4,290	$4,547,710
Term Loan, 3.75%, Maturing January 15, 2022	EUR	6,659	7,059,314
Term Loan, 3.75%, Maturing January 15, 2022	EUR	12,052	12,777,479

			$110,506,785

Chemicals and Plastics — 7.4%
A. Schulman, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	EUR	1,951	$2,098,469
Term Loan, 4.00%, Maturing June 1, 2022		2,488	2,429,168
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		6,415	6,343,113
Term Loan, 4.75%, Maturing October 4, 2019	EUR	2,704	2,929,491
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		3,329	3,291,152
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		2,533	2,463,504
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		32,457	32,216,805
Term Loan, 4.00%, Maturing February 1, 2020	EUR	2,903	3,150,454
Chemours Company (The)
Term Loan, 3.75%, Maturing May 12, 2022		24,726	22,047,135
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		6,943	6,838,637
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		3,819	3,767,700
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		5,325	5,039,889
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		1,534	1,480,267
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		9,279	8,969,867
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		8,209	8,095,902
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021		15,914	15,715,322
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	3,672	3,844,983
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	7,649	7,983,400
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		39,432	38,397,274
Term Loan, 4.25%, Maturing March 31, 2022		5,905	5,666,369
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		5,976	5,367,295
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020		4,339	4,045,332
Term Loan, 5.50%, Maturing June 7, 2020		6,637	6,185,976
Term Loan, 5.50%, Maturing June 7, 2020		27,632	25,776,650
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		17,657	17,436,289
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		5,800	5,763,367
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	1,955	2,060,935
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		5,795	5,650,053
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		4,780	4,744,834

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		1,392	$1,335,232
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		620	615,338
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		3,513	3,486,913
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		17,905	17,464,102
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		41,541	36,473,287
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		11,800	11,463,226
Zep, Inc.
Term Loan, 5.75%, Maturing June 27, 2022		9,627	9,524,342

			$340,162,072

Clothing/Textiles — 0.2%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		11,825	$11,201,231

			$11,201,231

Conglomerates — 0.8%
Bestway UK Holdco Limited
Term Loan, 5.26%, Maturing October 6, 2021	GBP	1,103	$1,571,759
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022		9,175	9,157,797
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		10,997	8,054,973
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing June 23, 2022		11,729	11,729,065
Term Loan, 4.45%, Maturing June 23, 2022	CAD	11,940	8,480,477

			$38,994,071

Containers and Glass Products — 2.8%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		29,309	$28,953,481
Term Loan, 3.75%, Maturing January 6, 2021		26,886	26,603,583
Term Loan, 4.00%, Maturing October 1, 2022		9,128	9,102,104
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		13,543	13,560,129
Onex Wizard US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		11,843	11,725,413
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		5,788	5,585,391
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		16,494	16,443,802
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,127	3,056,343
Verallia
Term Loan, 5.00%, Maturing October 29, 2022	EUR	14,475	15,682,561

			$130,712,807

Cosmetics/Toiletries — 0.8%
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022		13,267	$12,777,539
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		4,220	4,211,092
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		22,296	21,278,596

			$38,267,227

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Drugs — 2.2%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		6,899	$6,838,228
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		16,825	16,172,980
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022		22,875	22,617,656
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		9,327	8,930,133
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021		4,790	4,640,420
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing December 11, 2019		19,179	18,464,639
Term Loan, 3.75%, Maturing August 5, 2020		4,004	3,849,312
Term Loan, 4.00%, Maturing April 1, 2022		21,496	20,689,472

			$102,202,840

Ecological Services and Equipment — 0.4%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		12,930	$12,590,148
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		8,394	7,050,810

			$19,640,958

Electronics/Electrical — 16.1%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021		18,758	$12,614,447
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		74,638	74,327,177
Term Loan, Maturing February 1, 2023(2)		69,425	68,412,575
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		7,342	7,232,142
CommScope, Inc.
Term Loan, 3.83%, Maturing December 29, 2022		7,980	7,956,307
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		11,790	7,428,014
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020		47,255	47,173,340
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022		2,541	2,499,287
Term Loan - Second Lien, 9.50%, Maturing June 25, 2023		3,475	3,422,875
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		3,441	3,419,486
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		8,479	7,468,200
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		8,037	7,903,531
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		40,510	40,375,112
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022		18,147	17,875,153
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023		4,875	4,545,937
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		3,119	2,940,805
Term Loan, 3.75%, Maturing June 3, 2020		52,404	49,423,585
Term Loan, 4.00%, Maturing June 3, 2020	EUR	3,810	3,962,381
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	EUR	5,970	6,457,602
Term Loan, 4.50%, Maturing August 5, 2022		19,227	18,404,866

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	11,364	$10,739,333
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	5,270	5,269,750
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	9,643	9,520,175
Term Loan, 5.25%, Maturing November 19, 2021	15,868	15,703,073
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	35,889	35,875,422
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	10,756	10,540,701
Microsemi Corporation
Term Loan, 5.25%, Maturing January 15, 2023	11,225	11,159,525
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020	9,503	9,441,088
Term Loan, 3.75%, Maturing December 7, 2020	13,100	13,084,791
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	3,435	3,400,417
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	18,188	17,467,741
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	2,450	2,235,625
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	7,417	7,391,173
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	2,100	2,091,249
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	53,333	47,199,484
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	839	836,520
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	30,814	23,071,811
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	8,176	7,816,413
SS&C Technologies, Inc.
Term Loan, 4.01%, Maturing July 8, 2022	17,200	17,138,579
Term Loan, 4.02%, Maturing July 8, 2022	2,471	2,462,425
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	10,560	10,454,088
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	19,482	19,092,576
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	3,603	3,593,646
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	8,918	8,885,020
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	20,441	20,329,488
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	14,113	13,936,393
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	18,546	18,572,011

		$741,151,339

Equipment Leasing — 0.8%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	23,375	$23,307,797
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	11,500	11,454,483

		$34,762,280

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Financial Intermediaries — 5.6%
American Capital Ltd.
Term Loan, 3.50%, Maturing August 22, 2017	9,151	$9,079,145
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	17,755	17,222,309
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	4,650	4,522,125
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	20,945	20,875,456
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	15,916	15,676,802
First Data Corporation
Term Loan, 3.93%, Maturing March 24, 2018	13,780	13,619,751
Term Loan, 3.93%, Maturing September 24, 2018	24,150	23,878,313
Term Loan, 4.43%, Maturing March 24, 2021	8,384	8,361,583
Term Loan, 4.18%, Maturing July 8, 2022	11,625	11,444,394
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	22,195	21,418,530
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	19,512	19,389,825
Hamilton Lane Advisors, LLC
Term Loan, 4.25%, Maturing July 9, 2022	2,943	2,926,685
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	5,402	5,361,168
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	4,685	4,718,961
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	3,984	3,968,612
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	1,719	1,719,221
Term Loan, 6.25%, Maturing September 4, 2018	5,682	5,681,630
Term Loan, 6.25%, Maturing September 4, 2018	12,165	12,164,703
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018	5,690	5,691,014
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	6,142	6,088,476
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	10,887	10,744,374
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	9,395	9,418,981
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020	29,972	23,415,947

		$257,388,005

Food Products — 4.4%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	33,416	$33,416,160
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019	2,393	2,393,476
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	20,516	20,438,601
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019	3,461	3,460,477
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021	15,405	14,788,384
Term Loan - Second Lien, 8.25%, Maturing August 18, 2021	3,275	2,685,500
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018	10,405	10,395,599
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018	24,871	24,436,189

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		8,671	$8,551,342
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		15,840	15,770,911
Term Loan, 3.75%, Maturing September 18, 2020		13,612	13,237,366
Term Loan, 4.00%, Maturing October 30, 2022		5,900	5,750,659
Meldrew Participations B.V.
Term Loan, 8.00%, (5.00% Cash, 3.00% PIK), Maturing October 31, 2019	EUR	6,573	6,021,358
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(5)	EUR	4,168	1,828,769
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		40,813	40,319,406
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021		1,127	1,126,007

			$204,620,204

Food Service — 3.2%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		28,606	$28,469,353
Aramark Services, Inc.
Term Loan, 3.93%, Maturing July 26, 2016		53	52,127
Term Loan, 3.93%, Maturing July 26, 2016		110	108,473
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		6,458	6,410,029
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		15,797	15,757,055
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018		4,095	4,061,963
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019		6,696	6,394,828
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		1,804	1,772,184
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		53,224	52,558,620
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		44,360	30,785,658

			$146,370,290

Food/Drug Retailers — 2.9%
Albertsons, LLC
Term Loan, 5.50%, Maturing March 21, 2019		29,541	$29,284,665
Term Loan, 5.13%, Maturing August 25, 2019		22,932	22,484,397
Term Loan, 5.50%, Maturing August 25, 2021		6,699	6,569,575
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		3,007	2,920,431
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		28,475	28,545,787
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021		6,000	5,999,064
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019		38,679	37,373,984

			$133,177,903

Health Care — 13.2%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022		2,079	$2,067,738
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022		4,039	4,045,438
Akorn, Inc.
Term Loan, 6.00%, Maturing April 16, 2021		10,122	9,957,395
Albany Molecular Research, Inc.
Term Loan, 5.75%, Maturing July 16, 2021		6,185	6,138,116

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022		13,886	$13,765,535
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		17,471	16,160,528
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019		13,329	13,153,917
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing July 21, 2021		4,489	4,471,917
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019		6,219	6,179,756
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019		4,664	4,605,531
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021		24,468	21,042,261
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020		763	759,064
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019		18,962	18,801,906
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019		13,389	12,902,658
Term Loan, 4.00%, Maturing January 27, 2021		47,600	45,907,583
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022		2,612	2,575,962
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	EUR	4,975	5,390,169
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021		10,334	9,895,006
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021		13,873	13,866,442
DJO Finance, LLC
Term Loan, 4.25%, Maturing April 21, 2020		19,900	19,286,423
Term Loan, 4.25%, Maturing June 8, 2020		5,812	5,632,759
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018		28,428	28,399,979
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020		2,228	2,217,203
Term Loan, 4.25%, Maturing August 30, 2020		7,323	7,286,113
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022		4,700	4,664,750
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018		21,042	20,814,157
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019		9,708	8,907,125
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018		13,426	13,342,433
Term Loan, 7.75%, Maturing May 15, 2018		21,551	21,416,090
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022		26,274	25,820,543
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021		17,449	16,882,282
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018		34,072	33,234,722
Knowledge Universe Education, LLC
Term Loan, 6.00%, Maturing July 28, 2022		10,199	10,071,945
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		7,143	6,999,674
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017(3)		6,658	3,662,013

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017(3)		4,840	$2,662,264
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021		5,350	5,272,786
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022		3,980	3,869,308
New Millennium HoldCo, Inc.
Term Loan, 7.50%, Maturing December 21, 2020		10,937	9,938,708
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019		28,753	25,159,109
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		29,675	24,518,586
Physio-Control International, Inc.
Term Loan, 5.50%, Maturing June 6, 2022		3,890	3,822,171
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		20,842	20,768,908
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018		12,524	12,403,932
RCHP, Inc.
Term Loan, 6.00%, Maturing April 23, 2019		15,299	15,094,569
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019		8,777	8,714,489
Select Medical Corporation
Term Loan, 5.00%, Maturing June 1, 2018		8,521	8,393,081
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		1,022	994,320
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		11,110	10,721,049
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		5,375	4,784,006
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019		10,725	10,322,838

			$607,765,257

Home Furnishings — 0.8%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		34,798	$34,653,663

			$34,653,663

Industrial Equipment — 4.4%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		32,803	$31,381,382
Delachaux S.A.
Term Loan, 4.00%, Maturing October 28, 2021	EUR	4,500	4,830,457
Term Loan, 4.50%, Maturing October 28, 2021		4,031	3,960,504
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		18,725	17,999,539
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020		1,864	1,809,221
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		1,100	1,068,693
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		18,725	16,910,629
Term Loan, 4.75%, Maturing July 30, 2020	EUR	3,250	3,149,031
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		15,055	14,429,440
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		4,297	3,974,956
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020		11,901	11,670,848

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		11,348	$10,213,205
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		47,316	45,285,471
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		4,910	4,726,235
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		5,527	5,222,836
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		11,009	10,779,854
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		3,557	3,405,775
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021		2,433	2,389,974
Wittur GmbH
Term Loan, 6.00%, Maturing February 10, 2022	EUR	7,575	8,007,005

			$201,215,055

Insurance — 4.4%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022		11,510	$11,232,699
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		38,109	38,149,935
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022		6,000	5,902,500
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		22,678	21,407,806
Term Loan, 5.00%, Maturing August 4, 2022		45,894	42,280,193
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		10,675	9,068,413
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		10,301	9,921,066
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		9,635	6,479,650
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		6,266	3,414,920
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		23,021	22,150,917
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		31,144	30,560,289

			$200,568,388

Leisure Goods/Activities/Movies — 2.9%
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022		13,192	$13,105,372
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019		18,406	18,185,501
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022		3,716	3,480,392
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020		7,534	7,448,994
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019		1,596	1,575,223
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021		534	531,785
Term Loan, 5.50%, Maturing May 8, 2021		4,142	4,121,333
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020		10,212	10,198,813
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022		10,567	10,309,320

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021		14,134	$13,780,374
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		17,715	16,729,560
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)		922	161,405
SRAM, LLC
Term Loan, 4.03%, Maturing April 10, 2020		14,028	11,437,386
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		3,233	3,200,407
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020		10,916	4,243,477
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		14,154	13,853,622

			$132,362,964

Lodging and Casinos — 3.8%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		2,376	$2,380,883
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		26,145	24,184,176
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		1,877	1,864,675
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		3,370	3,351,670
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(6)		6,723	5,860,119
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		9,452	9,415,494
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		1,842	1,834,325
Gala Group Finance PLC
Term Loan, 5.51%, Maturing May 27, 2018	GBP	17,725	25,254,774
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		1,227	1,218,011
Term Loan, 5.50%, Maturing November 21, 2019		2,862	2,842,026
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		37,289	37,270,097
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		31,684	31,450,003
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		29,864	26,851,004
Term Loan, 6.00%, Maturing October 1, 2021		1,576	1,408,637

			$175,185,894

Nonferrous Metals/Minerals — 2.0%
Alpha Natural Resources, LLC
DIP Loan, 10.00%, Maturing January 31, 2017		2,975	$2,826,250
Term Loan, 3.50%, Maturing May 22, 2020		19,528	7,225,348
Arch Coal, Inc.
DIP Loan, Maturing January 12, 2017(2)		8,350	7,932,500
Term Loan, 6.25%, Maturing May 16, 2018		35,739	10,632,278
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022		7,742	7,586,670
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019		18,828	8,790,217
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017		2,561	1,792,448
Term Loan, 7.50%, Maturing April 16, 2020		16,739	7,930,282

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	1,995	$631,006
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	21,090	19,613,361
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	3,870	3,483,069
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	10,550	8,176,250
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019(3)	1,250	771,000
Walter Energy, Inc.
Term Loan, 4.80%, Maturing April 2, 2018(16)	19,269	5,041,976

		$92,432,655

Oil and Gas — 3.1%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	26,999	$10,979,580
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	19,572	15,559,873
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	7,950	7,880,701
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	9,332	9,028,589
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	9,089	4,453,832
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	11,037	4,380,289
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	9,825	7,467,000
Term Loan, 4.00%, Maturing December 2, 2019	865	670,147
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	8,580	5,777,151
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	9,550	1,587,688
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	9,997	4,065,425
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	33,604	26,396,209
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	9,112	2,073,017
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(6)	16,275	447,563
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	39,417	15,717,725
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	342	165,633
Term Loan, 4.25%, Maturing December 16, 2020	916	444,120
Term Loan, 4.25%, Maturing December 16, 2020	6,583	3,192,647
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	1,606	923,308
Term Loan, 4.25%, Maturing October 1, 2019	2,629	1,511,623
Term Loan, 4.25%, Maturing October 1, 2019	19,840	11,407,773
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	3,817	811,086
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	1,186	1,002,209
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	11,648	9,056,617

		$144,999,805

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Publishing — 2.7%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)		1,005	$802,045
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019		12,764	12,727,265
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		61,978	39,984,858
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		35,520	28,016,527
McGraw-Hill Global Education Holdings, LLC
Term Loan, 4.75%, Maturing March 22, 2019		4,141	4,097,111
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022		5,144	4,321,003
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		2,409	2,375,704
Penton Media, Inc.
Term Loan, 4.75%, Maturing October 3, 2019		5,599	5,557,403
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021		9,376	9,141,130
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	EUR	2,978	3,181,176
Term Loan, 4.75%, Maturing August 14, 2020		14,981	14,381,861

			$124,586,083

Radio and Television — 2.8%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		4,069	$3,689,136
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		6,037	5,275,105
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021		2,123	2,109,855
CCO Safari III, LLC
Term Loan, 3.50%, Maturing January 24, 2023		18,100	18,113,195
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		40,287	29,745,174
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		4,287	4,271,024
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020		13,169	12,927,573
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 13, 2021		2,537	2,516,343
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022		5,603	5,210,325
iHeartCommunications, Inc.
Term Loan, 7.18%, Maturing January 30, 2019		14,994	9,992,990
Term Loan, 7.93%, Maturing July 30, 2019		2,571	1,710,829
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		9,951	9,923,290
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		5,391	5,349,305
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		6,114	6,066,195
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		2,443	2,427,315
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		1,444	1,412,400
Term Loan, 4.00%, Maturing March 1, 2020		7,747	7,573,030

			$128,313,084

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Retailers (Except Food and Drug) — 5.8%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		15,506	$9,781,618
B&M Retail Limited
Term Loan, 3.34%, Maturing May 21, 2019	GBP	3,750	5,297,729
Term Loan, 3.84%, Maturing April 28, 2020	GBP	3,000	4,239,585
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020		2,854	2,744,869
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		25,229	24,828,422
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		11,370	9,821,147
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		13,517	13,503,785
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		12,706	8,894,083
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		8,654	8,680,276
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		26,699	18,079,337
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		12,562	11,800,504
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		8,694	7,813,687
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		8,264	8,188,284
Term Loan, 4.00%, Maturing January 28, 2020		1,275	1,267,825
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		14,721	12,827,539
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022		13,434	13,120,850
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		28,599	27,752,732
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		10,328	9,398,173
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		6,262	5,729,907
Pilot Travel Centers, LLC
Term Loan, 3.75%, Maturing October 1, 2021		9,197	9,220,125
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		4,237	3,964,021
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		26,916	25,660,306
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		15,965	14,394,969
Vivarte SA
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(7)	EUR	2,979	3,226,044
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(8)	EUR	4,363	3,273,321
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018		1,900	1,792,265

			$265,301,403

Steel — 1.5%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 4.25%, Maturing June 30, 2019		77,522	$54,168,426
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		10,570	10,278,897
Neenah Foundry Company
Term Loan, 6.76%, Maturing April 26, 2017		5,986	5,955,885

			$70,403,208

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Surface Transport — 0.7%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 11, 2018	5,157	$5,145,545
Term Loan, 3.75%, Maturing March 11, 2018	9,600	9,504,000
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(4)	426	421,271
Term Loan, 4.00%, Maturing July 31, 2022	971	959,756
Term Loan, 4.00%, Maturing July 31, 2022	3,043	3,008,964
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	18,217	14,573,882

		$33,613,418

Telecommunications — 3.6%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	59,233	$56,857,960
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	17,110	15,954,622
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	7,226	7,220,246
SBA Senior Finance II, LLC
Term Loan, 3.25%, Maturing March 24, 2021	7,042	6,934,144
Term Loan, 3.25%, Maturing June 10, 2022	1,983	1,947,577
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	12,158	8,510,594
Term Loan, 4.00%, Maturing April 23, 2019	19,364	13,554,862
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	31,324	30,645,515
Ziggo Financing Partnership
Term Loan, 3.50%, Maturing January 15, 2022	8,403	8,169,035
Term Loan, 3.51%, Maturing January 15, 2022	5,415	5,264,280
Term Loan, 3.60%, Maturing January 15, 2022	8,906	8,657,861

		$163,716,696

Utilities — 3.1%
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019	12,674	$12,378,522
Term Loan, 4.00%, Maturing October 31, 2020	3,308	3,221,713
Term Loan, 3.50%, Maturing May 27, 2022	27,387	26,023,703
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	13,892	13,427,482
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	2,868	2,789,279
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	3,718	3,681,241
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	6,421	6,292,803
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	5,500	5,115,000
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	1,008	920,104
Term Loan, 5.00%, Maturing December 19, 2021	22,687	20,702,344
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 7, 2022	1,546	1,484,280
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	18,918	18,390,215
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021(3)	8,018	5,452,169
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	10,622	8,869,057

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021		12,419	$11,911,505

			$140,659,417

Total Senior Floating-Rate Loans (identified cost $6,263,718,669)			$5,683,597,878

Corporate Bonds & Notes — 4.4%

Security	Principal Amount* (000’s omitted)		Value
Business Equipment and Services — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		4,200	$4,320,750

			$4,320,750

Cable and Satellite Television — 0.3%
Virgin Media Secured Finance PLC
5.375%, 4/15/21(9)		4,545	$4,664,306
6.00%, 4/15/21(9)	GBP	4,658	6,899,770
5.50%, 1/15/25(9)		1,825	1,838,688

			$13,402,764

Chemicals and Plastics — 0.4%
Hexion, Inc.
6.625%, 4/15/20		24,250	$18,915,000

			$18,915,000

Containers and Glass Products — 0.5%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		20,375	$20,451,406

			$20,451,406

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(9)		3,000	$1,785,000
9.00%, 11/15/18(9)	CAD	4,500	1,943,394

			$3,728,394

Entertainment — 0.2%
Vougeot Bidco PLC
5.106%, 7/15/20(9)(10)	EUR	3,875	$4,206,101
7.875%, 7/15/20(9)	GBP	3,500	5,232,964

			$9,439,065

Equipment Leasing — 0.0%(11)
International Lease Finance Corp.
6.75%, 9/1/16(9)		750	$765,937
7.125%, 9/1/18(9)		750	813,750

			$1,579,687

Financial Intermediaries — 0.0%(11)
First Data Corp.
6.75%, 11/1/20(9)		1,674	$1,768,162

			$1,768,162

Food Products — 0.6%
Dole Food Co., Inc.
7.25%, 5/1/19(9)		14,000	$13,755,000

Security	Principal Amount* (000’s omitted)		Value
Iceland Bondco PLC
4.841%, 7/15/20(9)(10)	GBP	5,425	$6,570,567
6.25%, 7/15/21(9)	GBP	3,925	4,850,686

			$25,176,253

Health Care — 1.1%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		7,125	$7,196,250
5.125%, 8/1/21		13,150	13,117,125
HCA, Inc.
4.75%, 5/1/23		4,650	4,673,250
inVentiv Health, Inc.
9.00%, 1/15/18(9)		6,275	6,380,891
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,312,500
4.375%, 10/1/21		6,225	6,170,531

			$50,850,547

Industrial Equipment — 0.0%(11)
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(12)		173	$77,188

			$77,188

Insurance — 0.1%
Galaxy Bidco, Ltd.
5.573%, 11/15/19(9)(10)	GBP	2,500	$3,561,892

			$3,561,892

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(6)		5,550	$4,190,250
9.00%, 2/15/20(6)		8,850	6,589,875

			$10,780,125

Media — 0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(9)		4,000	$4,197,320

			$4,197,320

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(9)		6,700	$6,448,750

			$6,448,750

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19		1,709	$1,179,210
Univision Communications, Inc.
6.75%, 9/15/22(9)		3,075	3,178,781

			$4,357,991

Telecommunications — 0.2%
Matterhorn Telecom SA
3.875%, 5/1/22(9)	EUR	2,000	$1,970,361
Wind Acquisition Finance SA
5.091%, 4/30/19(9)(10)	EUR	4,825	5,229,747
6.50%, 4/30/20(9)		3,150	3,260,250

			$10,460,358

Security	Principal Amount* (000’s omitted)	Value
Utilities — 0.3%
Calpine Corp.
6.00%, 1/15/22(9)	2,000	$2,087,500
7.875%, 1/15/23(9)	4,538	4,867,005
5.875%, 1/15/24(9)	5,000	5,150,000

		$12,104,505

Total Corporate Bonds & Notes (identified cost $219,830,763)		$201,620,157

Asset-Backed Securities — 1.1%

Security	Principal Amount (000’s omitted)	Value
Apidos CLO XIV
Series 2013-14A, Class C1, 3.472%, 4/15/25(9)(10)	$2,400	$2,249,645
Series 2013-14A, Class D, 4.122%, 4/15/25(9)(10)	3,000	2,602,557
Series 2013-14A, Class E, 5.022%, 4/15/25(9)(10)	1,500	1,064,953
Apidos CLO XVII
Series 2014-17A, Class B, 3.47%, 4/17/26(9)(10)	3,000	2,803,356
Series 2014-17A, Class C, 3.92%, 4/17/26(9)(10)	1,500	1,271,460
Series 2014-17A, Class D, 5.37%, 4/17/26(9)(10)	1,500	1,027,560
Apidos CLO XXI
Series 2015-21A, Class D, 6.17%, 7/18/27(9)(10)	1,500	1,112,046
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class C1, 3.371%, 10/17/24(9)(10)	2,000	1,865,256
Series 2013-3A, Class D, 4.121%, 10/17/24(9)(10)	2,000	1,736,130
Series 2013-3A, Class E, 5.521%, 10/17/24(9)(10)	2,000	1,482,394
Avery Point II CLO, Ltd.
Series 2013-2A, Class C1, 3.37%, 7/17/25(9)(10)	2,000	1,899,410
Series 2013-2A, Class D, 4.07%, 7/17/25(9)(10)	1,670	1,437,940
Series 2013-2A, Class E, 4.87%, 7/17/25(9)(10)	1,670	1,105,293
Babson CLO, Ltd.
Series 2013-IA, Class C, 3.324%, 4/20/25(9)(10)	3,150	3,014,355
Series 2013-IA, Class D, 4.124%, 4/20/25(9)(10)	2,475	2,179,878
Series 2013-IA, Class E, 5.024%, 4/20/25(9)(10)	1,500	1,121,454
Birchwood Park CLO, Ltd.
Series 2014-1A, Class C1, 3.722%, 7/15/26(9)(10)	2,175	2,116,743
Series 2014-1A, Class E1, 5.722%, 7/15/26(9)(10)	2,175	1,549,044
Carlyle Global Market Strategies CLO, Ltd.
Series 2013-3A, Class B, 3.272%, 7/15/25(9)(10)	2,000	1,905,958
Series 2013-3A, Class C, 4.022%, 7/15/25(9)(10)	2,000	1,748,020
Series 2013-3A, Class D, 5.222%, 7/15/25(9)(10)	1,600	1,244,712
Madison Park Funding XII, Ltd.
Series 2014-12A, Class C, 3.724%, 7/20/26(9)(10)	1,750	1,691,169
Series 2014-12A, Class D, 4.124%, 7/20/26(9)(10)	1,750	1,540,199
Series 2014-12A, Class E, 5.724%, 7/20/26(9)(10)	1,750	1,284,101
Oak Hill Credit Partners, Ltd.
Series 2013-8A, Class C, 3.324%, 4/20/25(9)(10)	2,625	2,493,837
Series 2013-8A, Class D, 4.124%, 4/20/25(9)(10)	2,900	2,521,176
Octagon Investment Partners XVI Ltd.
Series 2013-1A, Class C1, 3.37%, 7/17/25(9)(10)	1,500	1,392,849
Series 2013-1A, Class D, 3.97%, 7/17/25(9)(10)	1,500	1,277,008
Series 2013-1A, Class E, 5.12%, 7/17/25(9)(10)	1,800	1,184,841

Total Asset-Backed Securities (identified cost $56,719,082)		$49,923,344

Common Stocks — 0.3%

Security	Shares	Value
Aerospace and Defense — 0.0%(11)
IAP Global Services, LLC(3)(12)(13)	168	$352,898

		$352,898

Automotive — 0.0%(11)
Dayco Products, LLC(3)(12)(13)	48,926	$1,663,484

		$1,663,484

Business Equipment and Services — 0.0%
Education Management Corp.(3)(12)(13)	41,829,101	$0

		$0

Health Care — 0.1%
New Millennium Holdco, Inc.(3)(12)(13)	319,499	$2,773,293

		$2,773,293

Investment Services — 0.0%
Safelite Realty Corp.(3)(13)(14)	20,048	$0

		$0

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(3)(12)(13)	167,709	$2,305,995
Tropicana Entertainment, Inc.(12)(13)	40,751	652,016

		$2,958,011

Publishing — 0.1%
ION Media Networks, Inc.(3)(12)(13)	13,247	$5,524,661
MediaNews Group, Inc.(3)(12)(13)	66,239	2,152,764
Nelson Education, Ltd.(3)(12)(13)	169,215	0

		$7,677,425

Total Common Stocks (identified cost $8,141,766)		$15,425,111

Convertible Preferred Stocks — 0.0%(11)

Security	Shares	Value
Business Equipment and Services — 0.0%(11)
Education Management Corp., Series A-1, 7.50% (3)(12)(13)	46,544	$625,087

Total Convertible Preferred Stocks (identified cost $3,284,920)		$625,087

Warrants — 0.0%

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
Vivarte Luxco (3)(12)(13)	182,939	$0

Total Warrants (identified cost $67,050)		$0

Short-Term Investments — 1.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(15)	$56,422	$56,421,665

Total Short-Term Investments (identified cost $56,421,665)		$56,421,665

Total Investments — 130.5% (identified cost $6,608,183,915)		$6,007,613,242

Less Unfunded Loan Commitments — (0.1)%		$(6,284,218)

Net Investments — 130.4% (identified cost $6,601,899,697)		$6,001,329,024

Other Assets, Less Liabilities — (30.4)%		$(1,399,628,405)

Net Assets — 100.0%		$4,601,700,619

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after January 31, 2016, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(5)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(6)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Includes new money preferred shares that trade with the loan.

(8)	Includes Vivarte Class A preferred shares and Luxco ordinary shares that trade with the loan.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $151,350,166 or 3.3% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2016.

(11)	Amount is less than 0.05%.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)	Restricted security.

(15)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $67,085.

(16)	Currently the issuer is in default and making only partial interest payments.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,500,000	USD	1,638,635	Deutsche Bank AG	2/29/16	—	(12,650)
EUR	3,100,000	USD	3,408,044	HSBC Bank USA, N.A.	2/29/16	—	(47,677)
USD	15,558,223	CAD	20,697,726	State Street Bank and Trust Company	2/29/16	783,635	—
USD	54,563,582	EUR	51,082,800	State Street Bank and Trust Company	2/29/16	—	(809,634)
USD	15,601,244	GBP	10,337,924	JPMorgan Chase Bank, N.A.	2/29/16	870,265	—
EUR	2,100,000	USD	2,288,093	Deutsche Bank AG	3/31/16	—	(9,671)
USD	58,654,464	EUR	53,534,480	HSBC Bank USA, N.A.	3/31/16	571,534	—
USD	28,057,305	GBP	18,933,396	Goldman Sachs International	3/31/16	1,076,013	—
USD	50,663,786	EUR	46,356,990	Goldman Sachs International	4/29/16	324,187	—
USD	27,934,096	GBP	19,611,338	State Street Bank and Trust Company	4/29/16	—	(15,982)

						$3,625,634	$(895,614)

Abbreviations:

DIP	-	Debtor In Possession

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $3,625,634 and $895,614, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,602,189,794

Gross unrealized appreciation	$20,423,112
Gross unrealized depreciation	(621,283,882)

Net unrealized depreciation	$(600,860,770)

Restricted Securities

At January 31, 2016, the Portfolio owned the following securities (representing 0.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Safelite Realty Corp.	9/29/00-11/10/00	20,048	$0	$0

Total Restricted Securities			$0	$0

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$5,642,150,485	$35,163,175	$5,677,313,660
Corporate Bonds & Notes	—	201,542,969	77,188	201,620,157
Asset-Backed Securities	—	49,923,344	—	49,923,344
Common Stocks	652,016	—	14,773,095	15,425,111
Convertible Preferred Stocks	—	—	625,087	625,087
Warrants	—	—	0	0
Short-Term Investments	—	56,421,665	—	56,421,665
Total Investments	$652,016	$5,950,038,463	$50,638,545	$6,001,329,024
Forward Foreign Currency Exchange Contracts	$—	$3,625,634	$—	$3,625,634
Total	$652,016	$5,953,664,097	$50,638,545	$6,004,954,658

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(895,614)	$—	$(895,614)
Total	$—	$(895,614)	$—	$(895,614)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2016 is not presented. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016